Long-term debt - Debt Covenants (Details)				1 Months Ended			12 Months Ended
	Apr. 28, 2016 USD ($) credit_facility	Jul. 01, 2015	Dec. 20, 2013	May. 31, 2015	Dec. 31, 2013	Oct. 31, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK	Oct. 31, 2015 USD ($)	Feb. 28, 2015 NOK	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK	Jan. 31, 2014 USD ($)	Oct. 31, 2013 NOK	Oct. 17, 2013 USD ($)	Sep. 20, 2013 USD ($)	Mar. 20, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 30, 2011 USD ($)
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA				6.0
Debt service coverage ratio							1.15
Percentage increase allowed for secured debt to fair market value							75.00%
Senior Unsecured Bond | US $500 Million Fixed Interest Bond
Debt Instrument [Line Items]
Debt, face amount							$ 500,000,000				$ 500,000,000					$ 500,000,000
Senior Unsecured Bond | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt, face amount | NOK								NOK 1,500,000,000		NOK 1,500,000,000.0		NOK 1,500,000,000		NOK 1,500,000,000
Credit facility, International Loans, 1
Debt Instrument [Line Items]
Debt, face amount															$ 475,000,000
$1,000 million fixed interest bond
Debt Instrument [Line Items]
Debt, face amount							1,000,000,000				1,000,000,000								$ 1,000,000,000
$350 million fixed interest rate bond
Debt Instrument [Line Items]
Debt, face amount							$ 350,000,000		$ 350,000,000		350,000,000
Basis spread on variable rate						6.50%
Bonds
Debt Instrument [Line Items]
Equity ratio (in hundredths)							30.00%
US$1,450 facility
Debt Instrument [Line Items]
Debt, face amount																	$ 1,450,000,000
Secured Debt
Debt Instrument [Line Items]
Permitted leverage ratio for period one				6.0
Permitted leverage ratio for period two				5.5
Permitted leverage ratio for period three				4.5
Secured Debt | Credit facility US$450 -Eminence
Debt Instrument [Line Items]
Debt, face amount							$ 450,000,000				450,000,000
Secured Debt | US$400 facility
Debt Instrument [Line Items]
Debt, face amount							400,000,000				400,000,000									$ 400,000,000
Secured Debt | US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt, face amount							2,000,000,000				2,000,000,000
US$440 facility
Debt Instrument [Line Items]
Debt, face amount																		$ 440,000,000
Bank Loans
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents							$ 150,000,000
Debt covenant, EBITDA to interest expense ratio							2.5
Debt covenant, current assets to current liabilities ratio							1
Debt covenant, percentage of shares in listed companies owned							20.00%
Equity ratio (in hundredths)							30.00%
Debt covenant, net debt to EBITDA							4.5
North Atlantic Drilling | Senior Notes | US$600 Million Senior Unsecured Bond
Debt Instrument [Line Items]
Debt, face amount							$ 600,000,000				600,000,000		$ 600,000,000
Ship Finance Variable Interest Entities
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents							$ 25,000,000
Debt covenant, total liabilities to total assets							0.8	0.8
Secured Debt | Credit facility US$450 -Eminence
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 450,000,000
Secured Debt | Credit facility US$450 -Eminence | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.00%		1.75%
Secured Debt | US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt, face amount																					$ 2,000,000,000
Secured Debt | US$2,000 facility (North Atlantic Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							2.00%
Secured Debt | Secured Debt | US$400 facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							2.50%
Scenario One, Leverage Ratio 4.50 to 4.99 | Secured Debt | LIBOR
Debt Instrument [Line Items]
Additional margin payable as a percent		0.125%
Scenario One, Leverage Ratio 5.00 to 5.49 | Secured Debt | LIBOR
Debt Instrument [Line Items]
Additional margin payable as a percent		0.25%
Scenario One, Leverage Ratio 5.50 to 6.00 | Secured Debt | LIBOR
Debt Instrument [Line Items]
Additional margin payable as a percent		0.75%
Minimum | Scenario One, Leverage Ratio 4.50 to 4.99 | Secured Debt
Debt Instrument [Line Items]
Leverage ratio		4.5
Minimum | Scenario One, Leverage Ratio 5.00 to 5.49 | Secured Debt
Debt Instrument [Line Items]
Leverage ratio		5.00
Minimum | Scenario One, Leverage Ratio 5.50 to 6.00 | Secured Debt
Debt Instrument [Line Items]
Leverage ratio		5.50
Maximum | Scenario One, Leverage Ratio 4.50 to 4.99 | Secured Debt
Debt Instrument [Line Items]
Leverage ratio		4.99
Maximum | Scenario One, Leverage Ratio 5.00 to 5.49 | Secured Debt
Debt Instrument [Line Items]
Leverage ratio		5.49
Maximum | Scenario One, Leverage Ratio 5.50 to 6.00 | Secured Debt
Debt Instrument [Line Items]
Leverage ratio		6.00
Subsequent Event | Secured Debt
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA	6.5
Subsequent Event | Bank Loans
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 250,000,000
Equity ratio (in hundredths)	30.00%
Subsequent Event | Secured Debt
Debt Instrument [Line Items]
Number of credit facilities maturing in near term | credit_facility	3
Subsequent Event | Secured Debt | Senior Notes | Credit facility US$450 -Eminence
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Basis spread on variable rate	2.50%
Subsequent Event | Secured Debt | Senior Notes | US$400 facility
Debt Instrument [Line Items]
Debt, face amount	$ 400,000,000
Subsequent Event | Secured Debt | Senior Notes | US$2,000 facility (North Atlantic Drilling)
Debt Instrument [Line Items]
Debt, face amount	$ 2,000,000,000
Subsequent Event | Maximum | Scenario One, Leverage Ratio 5.50 to 6.00 | Secured Debt
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA	6.0